DERIVATIVES (Tables)	12 Months Ended
Jun. 30, 2024
Notional Amounts of Outstanding Derivative Instruments Measured in U.S. Dollar Equivalents

The following table presents the notional amounts of our outstanding derivative instruments measured in U.S. dollar equivalents:

(In millions)	June 30, 2024	June 30, 2023

Designated as Hedging Instruments

Foreign exchange contracts purchased	$1,492	$1,492
Interest rate contracts purchased	1,100	1,078

Not Designated as Hedging Instruments

Foreign exchange contracts purchased	7,167	7,874
Foreign exchange contracts sold	31,793	25,159
Equity contracts purchased	4,016	3,867
Equity contracts sold	2,165	2,154
Other contracts purchased	2,113	1,224
Other contracts sold	811	581

Fair Values of Derivative Instruments

The following table presents our derivative instruments:

	Derivative	Derivative	Derivative	Derivative
(In millions)	Assets	Liabilities	Assets	Liabilities

	June 30, 2024		June 30, 2023

Designated as Hedging Instruments

Foreign exchange contracts	$24	$(76)	$34	$(67)
Interest rate contracts	19	0	16	0

Not Designated as Hedging Instruments

Foreign exchange contracts	213	(230)	249	(332)
Equity contracts	63	(491)	165	(400)
Other contracts	12	(3)	5	(6)

Gross amounts of derivatives	331	(800)	469	(805)
Gross amounts of derivatives offset in the balance sheets	(151)	152	(202)	206
Cash collateral received	0	(104)	0	(125)

Net amounts of derivatives	$180	$(752)	$267	$(724)

Reported as

Short-term investments	$12	$0	$6	$0
Other current assets	149	0	245	0
Other long-term assets	19	0	16	0
Other current liabilities	0	(401)	0	(341)
Other long-term liabilities	0	(351)	0	(383)

Total	$180	$(752)	$267	$(724)

The following table presents the fair value of our derivatives instruments on a gross basis:

(In millions)	Level 1	Level 2	Level 3	Total

June 30, 2024

Derivative assets	$0	$327	$4	$331
Derivative liabilities	(1)	(799)	0	(800)

June 30, 2023

Derivative assets	0	462	7	469
Derivative liabilities	0	(805)	0	(805)

Gains (Losses) on Derivative Instruments

Gains (losses) on derivative instruments recognized in other income (expense), net were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Designated as Fair Value Hedging Instruments

Foreign exchange contracts
Derivatives	$0	$0	$49
Hedged items	0	0	(50)
Excluded from effectiveness assessment	0	0	4
Interest rate contracts
Derivatives	(23)	(65)	(92)
Hedged items	(25)	38	108

Designated as Cash Flow Hedging Instruments

Foreign exchange contracts
Amount reclassified from accumulated other comprehensive loss	(48)	61	(79)

Not Designated as Hedging Instruments

Foreign exchange contracts	367	(73)	383
Equity contracts	(177)	(420)	13
Other contracts	(15)	(41)	(85)

Cash Flow Hedges | Other Comprehensive Income (Loss)
Gains (Losses) on Derivative Instruments

Gains (losses), net of tax, on derivative instruments recognized in our consolidated comprehensive income statements were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Designated as Cash Flow Hedging Instruments

Foreign exchange contracts
Included in effectiveness assessment	$(14)	$34	$(57)